Taxation (Tables)	12 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of Loss/(Income) before provision for income taxes
(
Loss
)
/Income
 before provision for income taxes is attributable to the following geographic locations:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
PRC	(17,725,199)	(4,504,937)	(5,141,885)
United States	342,784	403,291	(7,438,517)
Hong Kong	-	-	13
Total loss before income taxes	(17,382,415)	(4,101,646)	(12,580,389)

Schedule of current and deferred portion of income tax expense/(benefit)
The following table sets forth current and deferred portion of income tax expense/(benefit) of the
Group
:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax expense/(benefit) :
PRC	176,434	(71,265)	-
United States	71,985	25,211	(97,344)
Hong Kong	-	-	2
Total current income tax expense/(benefit)	248,419	(46,054)	(97,342)
Total deferred income tax	-	-	-
Total income tax expense/(benefit)	248,419	(46,054)	(97,342)

Schedule of Group's actual provision for income taxes and the provision at the PRC
A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
L oss before income tax	(17,382,415)	(4,101,646)	(12,580,389)
PRC statutory income tax rate	25%	25%	25%
Income tax benefit at statutory tax rate of 25%	(4,345,604)	(1,025,412)	(3,145,097)
Effect of different tax rates in other jurisdictions	(13,711)	(18,513)	1,310,516
Effect of additional deduction for R&D expenses	(591,808)	(332,759)	(10,811)
Effect of non-deductible share-based compensation expenses	3,220,246	-	-
Effect of non-deductible entertainment expense	22,017	93,262	37,901
Effect of preferential tax rates	208,460	1,660,278	1,028,377
Effect of deferred tax effect of tax rate change	16,889	3,100,939	-
Effect of deferred offering cost	-	(1,337,541)	-
Effect of NOL true up	-	499,562	(266,824)
Effect of change in valuation allowance	1,731,930	(2,685,870)	948,596
Income tax expenses/(benefit)	248,419	(46,054)	(97,342)

Schedule of The significant components of the net deferred tax assets
The significant components of the net deferred tax assets are summarized below:

	As of June 30,
	2024	2025
	RMB	RMB
Deferred tax assets:
Net operating loss carried forward	1,916,057	2,788,726
Accrued expenses	57,287	111,329
Lease liabilities	11,779	2,773
Excess advertising expense	-	18,656
Total deferred tax assets	1,985,123	2,921,484
Less: valuation allowance	1,969,757	2,918,353
Total deferred tax assets, net of valuation allowance	15,366	3,131
Net off against deferred tax liabilities	15,366	3,131
Net deferred tax assets	-	-

Deferred tax liabilities:
Right-of-use assets	(15,366)	(3,131)
Total deferred tax liabilities	(15,366)	(3,131)
Net off against deferred tax assets	15,366	3,131
Net deferred tax liabilities	-	-

Schedule of Changes in valuation allowance
Changes in valuation allowance are as follows:

	As of June 30,
	2024	2025
	RMB	RMB
Balance at the beginning of the years	4,655,627	1,969,757
Additions of valuation allowance	415,069	948,596
Deferred tax effect of tax rate change	(3,100,939)	-
Balance at the end of the years	1,969,757	2,918,353